FINANCIAL RISK MANAGEMENT - Letters Of Credit And Guarantees (Details) - CAD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of notes and other explanatory information [Abstract]
Advance payments	$ 222.0	$ 207.2
Contract performance	100.2	110.7
Lease obligations	9.4	17.3
Financial obligations	88.8	69.5
Other	0.0	1.5
Letters of credit and guarantees, net	$ 420.4	$ 406.2